UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:


     /s/ Ron King                Raleigh, North Carolina      February 13, 2009
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      126
                                                  -----------------------

Form 13F Information Table Value Total:              $ 113,110 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1            COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------  --------------    ---------  ---------  -------------------  ----------   --------   ------------------------
                                                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
3M                             COM        88579Y101     736       12,792   SH           SOLE                                  12,792
Abbott Labs                    COM        002824100   1,003       18,799   SH           SOLE                                  18,799
Adobe Systems                  COM        00724F101     711       33,388   SH           SOLE                                  33,388
Adv Micro Devices              COM        007903107      52       23,925   SH           SOLE                                  23,925
Allstate                       COM        020002101     210        6,400   SH           SOLE                                   6,400
American Eagle                 COM        02553E106     240       25,605   SH           SOLE                                  25,605
Amgen                          COM        031162100   1,342       23,245   SH           SOLE                                  23,245
Analog Devices                 COM        032654105     280       14,700   SH           SOLE                                  14,700
Apple Computer                 COM        037833100     570        6,680   SH           SOLE                                   6,680
Applied Materials              COM        038222105     414       40,825   SH           SOLE                                  40,825
AT & T                         COM        00206R102     697       24,442   SH           SOLE                                  24,442
Auto Data Pro.                 COM        053015103   4,057      103,125   SH           SOLE                                 103,125
BankAmerica                    COM        060505104     598       42,469   SH           SOLE                                  42,469
BB&T                           COM        054937107     964       35,105   SH           SOLE                                  35,105
Berkshire Hathaway Inc-B       CL B       84670207      206           64   SH           SOLE                                      64
Boeing                         COM        097023105     380        8,914   SH           SOLE                                   8,914
Boston Scientific              COM        101137107     204       26,350   SH           SOLE                                  26,350
Bristol Myers                  COM        110122108     260       11,194   SH           SOLE                                  11,194
British Petroleum         Sponsored ADR   055622104     534       11,428   SH           SOLE                                  11,428
Broadridge Fin'l               COM        11133T103     150       11,922   SH           SOLE                                  11,922
Cabelas                        COM        126804301     509       87,290   SH           SOLE                                  87,290
Cardinal Health                COM        14149Y108     435       12,625   SH           SOLE                                  12,625
Caterpillar                    COM        149123101     825       18,460   SH           SOLE                                  18,460
Charles Schwab Corp.           COM        808513105     337       20,825   SH           SOLE                                  20,825
Check Point Software           COM        M22465104     332       17,500   SH           SOLE                                  17,500
ChevronTexaco                  COM        166764100     480        6,494   SH           SOLE                                   6,494
Chicago Bridge and Iron        COM        167250109     123       12,200   SH           SOLE                                  12,200
Chicos FAS                     COM        168615102     163       38,975   SH           SOLE                                  38,975
Chubb Corp                     COM        171232101     725       14,218   SH           SOLE                                  14,218
Circuit City                   COM        172737108       8       60,750   SH           SOLE                                  60,750
Cisco Systems                  COM        17275R102   3,288      201,696   SH           SOLE                                 201,696
Citigroup                      COM        172967101     143       21,376   SH           SOLE                                  21,376
Clorox                         COM        189054109     308        5,550   SH           SOLE                                   5,550
Coca Cola                      COM        191216100   3,397       75,037   SH           SOLE                                  75,037
Colonial Bancgroup             COM        195493309      26       12,554   SH           SOLE                                  12,554
Comcast                        COM        20030N101     175       10,381   SH           SOLE                                  10,381
Conoco Phillips                COM        20825C104     561       10,835   SH           SOLE                                  10,835
Consolidated Edison            COM        209115104     862       22,150   SH           SOLE                                  22,150
Corning                        COM        219350105     179       18,761   SH           SOLE                                  18,761
Costco                         COM        22160K105   5,726      109,075   SH           SOLE                                 109,075
Deere and Company              COM        244199105     924       24,110   SH           SOLE                                  24,110
Dell                           COM        24702R101     674       65,805   SH           SOLE                                  65,805
Disney Co.                     COM        254687106   1,159       51,084   SH           SOLE                                  51,084
Duke Power                     COM        26441C105     819       54,541   SH           SOLE                                  54,541
Dupont                         COM        263534109     457       18,083   SH           SOLE                                  18,083
Electronics for Imaging        COM        286082102     567       59,330   SH           SOLE                                  59,330
Eli Lilly                      COM        532457108     502       12,459   SH           SOLE                                  12,459
EMC Corp                       COM        268648102   2,163      206,568   SH           SOLE                                 206,568
Encision Inc.                  COM        29254Q104      13       12,666   SH           SOLE                                  12,666
Endo Pharmaceuticals Holdings  COM        29264F205     204        7,875   SH           SOLE                                   7,875
Etrials Worldwide Inc          COM        29786P103      10       11,310   SH           SOLE                                  11,310
Expeditors International       COM        302130109     844       25,364   SH           SOLE                                  25,364
Exxon Mobil                    COM        30231G102   9,581      120,013   SH           SOLE                                 120,013
Family Dollar                  COM        307000109     627       24,040   SH           SOLE                                  24,040
Federal Express                COM        31428X106     907       14,145   SH           SOLE                                  14,145
Proshares Trust           Ultra Finl Pro  74347R743     104       17,225   SH           SOLE                                  17,225
Ford Motor Co.                 COM        345370860      24       10,495   SH           SOLE                                  10,495
Fred's Inc.                    COM        356108100     777       72,235   SH           SOLE                                  72,235
General Electric               COM        369604103   4,539      280,199   SH           SOLE                                 280,199
Glaxo Smith Kline         Sponsored ADR   37733W105     573       15,375   SH           SOLE                                  15,375
Google Inc                     CL A       38259P508     401        1,303   SH           SOLE                                   1,303
Helmerich & Payne              COM        423452101     294       12,942   SH           SOLE                                  12,942
Hershey                        COM        427866108     668       19,225   SH           SOLE                                  19,225
Hewlett Packard                COM        428236103     996       27,439   SH           SOLE                                  27,439
Home Depot                     COM        437076102   1,839       79,906   SH           SOLE                                  79,906
Honeywell                      COM        438516106     599       18,254   SH           SOLE                                  18,254
Internationl Business Machine  COM        459200101   1,450       17,225   SH           SOLE                                  17,225
Intel Corp.                    COM        458140100   2,446      166,874   SH           SOLE                                 166,874
Intuit                         COM        461202103     686       28,840   SH           SOLE                                  28,840
J P Morgan Co.                 COM        46625H100     932       29,549   SH           SOLE                                  29,549
Johnson & Johnson              COM        478160104   3,651       61,028   SH           SOLE                                  61,028
Kimberly Clark                 COM        494368103     247        4,675   SH           SOLE                                   4,675
Kraft                          COM        50075N104     372       13,858   SH           SOLE                                  13,858
Krispy Kreme                   COM        501014104      37       22,180   SH           SOLE                                  22,180
Lexmark Intl                   COM        529771107     441       16,395   SH           SOLE                                  16,395
Lionbridge Technologies        COM        536252109      14       11,450   SH           SOLE                                  11,450
Lockheed Martin                COM        539830109     727        8,650   SH           SOLE                                   8,650
Lowes                          COM        548661107   2,036       94,618   SH           SOLE                                  94,618
LSI Logic Corp.                COM        502161102      50       15,229   SH           SOLE                                  15,229
McDonald's                     COM        580135101   1,009       16,230   SH           SOLE                                  16,230
Medtronics                     COM        585055106     607       19,320   SH           SOLE                                  19,320
Merck                          COM        589331107     750       24,679   SH           SOLE                                  24,679
Microsoft Corp.                COM        594918104   3,082      158,524   SH           SOLE                                 158,524
Monsanto                       COM        61166W101     218        3,100   SH           SOLE                                   3,100
Motorola                       COM        620076109     135       30,412   SH           SOLE                                  30,412
Mylan Labs                     COM        628530107     320       32,400   SH           SOLE                                  32,400
Nasdaq Omx Group Inc.          COM        631103108     256       10,350   SH           SOLE                                  10,350
Network Appliance              COM        64120L104     204       14,635   SH           SOLE                                  14,635
New York Times                 COM        650111107     210       28,650   SH           SOLE                                  28,650
NewBridge Bancorp              COM        65080T102      25       10,336   SH           SOLE                                  10,336
Nike Inc.                      CL B       654106103     238        4,675   SH           SOLE                                   4,675
Nokia                     Sponsored ADR   654902204   1,142       73,190   SH           SOLE                                  73,190
Novartis AG                    COM        66987V109     425        8,550   SH           SOLE                                   8,550
Nvidia                         COM        67066G104     148       18,375   SH           SOLE                                  18,375
Oracle                         COM        68389X105   1,780      100,371   SH           SOLE                                 100,371
Paychex                        COM        704326107     808       30,740   SH           SOLE                                  30,740
Penske Automotive Group        COM        70959W103     232       30,200   SH           SOLE                                  30,200
Pepsico                        COM        713448108     535        9,766   SH           SOLE                                   9,766
Pfizer                         COM        717081103   1,874      105,806   SH           SOLE                                 105,806
Piedmont Natural Gas           COM        720186105     265        8,362   SH           SOLE                                   8,362
Proctor/Gamble                 COM        742718109   2,726       44,098   SH           SOLE                                  44,098
Progress Energy                COM        743263105     494       12,409   SH           SOLE                                  12,409
Rackable Systems               COM        750077109      93       23,550   SH           SOLE                                  23,550
Raytheon                       COM        755111507     216        4,230   SH           SOLE                                   4,230
Robert Half International      COM        770323103     392       18,840   SH           SOLE                                  18,840
SAP Aktiengesell          Sponsored ADR   803054204     350        9,665   SH           SOLE                                   9,665
Schlumberger                   COM        806857108     709       16,756   SH           SOLE                                  16,756
Southern Company               COM        842587107     774       20,925   SH           SOLE                                  20,925
Spectra Energy                 COM        847560109     347       22,032   SH           SOLE                                  22,032
St Jude Medical                COM        790849103     206        6,250   SH           SOLE                                   6,250
Steelcase Inc.                 COM        858155203      75       13,370   SH           SOLE                                  13,370
Stein Mart                     COM        858375108     157      139,200   SH           SOLE                                 139,200
Sun Microsystems               COM        866810104      72       18,897   SH           SOLE                                  18,897
Symantec                       COM        871503108     567       41,904   SH           SOLE                                  41,904
TIBCO Software                 COM        88632Q103     467       90,000   SH           SOLE                                  90,000
Toyota Motor Corp         Sp ADR Rep2Com  892331307     805       12,300   SH           SOLE                                  12,300
Travelers Companies            COM        89417E109     849       18,781   SH           SOLE                                  18,781
United Healthcare              COM        91324P102     209        7,868   SH           SOLE                                   7,868
United Parcel Services         COM        911312106   1,951       35,364   SH           SOLE                                  35,364
Varian Medical Systems         COM        92220P105   1,438       41,050   SH           SOLE                                  41,050
Verizon Communications         COM        92343V104     283        8,341   SH           SOLE                                   8,341
Wachovia Bank & Trust          COM        929903102     274       49,486   SH           SOLE                                  49,486
Wal-Mart Stores                COM        931142103   8,128      144,983   SH           SOLE                                 144,983
Whole Foods                    COM        966837106     638       67,595   SH           SOLE                                  67,595
YRC Worldwide                  COM        984249102      46       16,050   SH           SOLE                                  16,050
Zimmer Holdings Inc            COM        98956P102   1,007       24,909   SH           SOLE                                  24,909